Significant Accounting Policies and Practices (Details) - Schedule of Amortization - USD ($)	Jun. 30, 2023	Dec. 31, 2022
Schedule of Amortization Over the Next Five Years [Abstract]
2024	$ 32,097	$ 32,097
2025	32,097	32,098
2026	23,176	28,863
2027	20,961	18,966
2028	20,961	18,964
Thereafter	61,961	76,313
Total	191,253	207,301
Intangible assets not subject to amortization		22,783
Total Intangible Assets	$ 191,253	$ 230,084